Provisions - Expected timing of outflow of economic benefits (Details) - Provision for aircraft maintenance on leased aircraft [Member] - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Other provisions	€ 201.6	€ 194.6	€ 184.1	€ 169.8
Less than one year
Disclosure of other provisions [line items]
Other provisions	60.3	53.5	46.0
Later than one year and not later than two years
Disclosure of other provisions [line items]
Other provisions	34.8	14.5	17.4
Later than two years and not later than three years
Disclosure of other provisions [line items]
Other provisions	65.8	42.2	3.8
Later than three years and not later than four years
Disclosure of other provisions [line items]
Other provisions		50.9	35.1
Thereafter
Disclosure of other provisions [line items]
Other provisions	€ 40.7	€ 33.5	€ 81.8